OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Other accounts payables and accrued expenses consisted of the following at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
	(Unaudited)
Employees and payroll accruals	$5,698	$5,703
Professional fees	698	578
Non recurring engineering	2,047	5,867
Government authorities	846	310
Other payables	1,843	1,588
Total	$11,132	$14,046